Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Contractual Agreements

Contractual Agreements

The Company conducts its operations through a series of agreements with the VIE and its subsidiaries as stated above. The VIE and its subsidiaries are utilized solely to facilitate the Company’s participation in transportation and warehouse storage management services in the PRC where foreign ownership is restricted. As such, Shengfeng VIE is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements were made effective by a series of six agreements (collectively the “Contractual Arrangements”, or “the VIE Agreements,” which were signed on January 7, 2021).

As a result of the direct ownership in Tianyu and the Contractual Arrangements, the Company is regarded as the primary beneficiary of the VIE and its subsidiaries. Therefore, the VIE and its subsidiaries were treated as the consolidated entities under U.S. GAAP.

The significant terms of the Contractual Arrangements are as follows:

Equity Pledge Agreements

Each equity holder of the VIE has pledged all of his/her shares in the VIE and all other rights relevant to the shares to WFOE, as a collateral security for his/her and/or the VIE’s obligations to pay off all debt to WFOE, including consulting and services fees payable to WFOE. In the event of default of any payment obligation, WFOE will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through a sale or auction.

The Equity Pledge Agreement is effective until the full payment of the service fees under the Technical Consultation and Service Agreement and upon termination of Shengfeng Logistics’ obligations under the Technical Consultation and Service Agreement, or upon the transfer of shares of the Equity Shareholders.

The purposes of the Equity Pledge Agreement are to (1) guarantee the performance of Shengfeng Logistics’ obligations under the Technical Consultation and Service Agreement, (2) make sure the Equity Shareholders do not transfer or assign the pledged shares, or create or allow any encumbrance that would prejudice Tianyu’s interests without Tianyu’s prior written consent, and (3) provide Tianyu control over Shengfeng Logistics under certain circumstances. In the event Shengfeng Logistics breaches its contractual obligations under the Technical Consultation and Service Agreement, Tianyu will be entitled to dispose of the pledged shares in accordance with relevant PRC laws.

As of the date of this unaudited condensed interim report, the share pledges under the Equity Pledge Agreement have been registered with the competent PRC regulatory authority.

Exclusive Technical Consultation and Service Agreements

The VIE has entered into an exclusive technical consultation and service agreement with WFOE, pursuant to which, WFOE is engaged to provide certain technical services to the VIE, depending on the licenses obtained and held by the VIE. This technical consultation and service agreement will remain effective for 20 years and it can be extended by WFOE unilaterally. WFOE is entitled to collect service fees for the services it provides to the VIE, and the service fees are adjusted annually through written agreements. Technical service fees are composed of the basic annual fee, which is equal to 50% of the after-tax income of the VIE, and a floating fee, which shall not exceed the after-tax income after deducting paid basic annual fees. Due to its control over the VIE, WFOE has the right to determine the service fees to be charged to the VIE by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services and the VIE’s revenue.

The Technical Consultation and Service Agreement became effective on January 7, 2021 and will remain effective for 20 years. Such agreement can be extended if Tianyu provides its notice of extension to Shengfeng Logistics unilaterally prior to the expiration date of this agreement. Shengfeng Logistics shall use its best efforts to renew its business license and extend its operation term until and unless otherwise instructed by Tianyu.

The Technical Consultation and Service Agreement does not prohibit related party transactions. The Company’s audit committee is required to review and approve in advance any related party transactions, including transactions involving Tianyu or Shengfeng Logistics.

Exclusive Call Option Agreements

The equity shareholders of the VIE (the “Equity Shareholders”) have granted WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at their discretion to purchase part or all of the equity interests in the VIE from the Equity Shareholders for a purchase price at any time, subject to the lowest price permitted by PRC laws and regulations. The VIE and its Equity Shareholders have agreed that without prior written consent of WFOE, the respective Equity Shareholders cannot sell, transfer, pledge or dispose their equity interests, and the VIE cannot sell, transfer, pledge or dispose, including but not limited to, the equity interests, significant assets, significant revenue and significant business. Also as agreed, the VIE cannot declare any dividend or change capitalization structure of the VIE and cannot enter into any loan or investment agreements without prior written consent of WFOE. Furthermore, the Equity Shareholders of the VIE have agreed that any proceeds from, including but not limited to, the sales of the Equity Shareholders’ equity interests in the VIE should be gratuitously paid to WFOE or one or more person(s) at their discretion. The Call Option Agreement will remain effective until all equity options in VIE held by such Equity Shareholders are transferred or assigned to WFOE or their designated representatives.

The Call Option Agreement remains effective until all the equity of Shengfeng Logistics is legally transferred under the name of Tianyu and/or other entity or individual designated by it.

Voting Rights Proxy Agreement

Pursuant to the irrevocable power of attorney, each of the Equity Shareholders of the VIE appointed WFOE as his or her attorney-in-fact to exercise such shareholder’s rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings, voting on their behalf on all matters requiring shareholders’ approval, including but not limited to, sale, transfer, pledge, or disposition of all or part of the Equity Shareholders’ equity interests, and designating and appointing the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIE. Each power of attorney will remain in force until such Equity Shareholder ceases to be a shareholder of the VIE. Each shareholder has waived all his or her rights in connection with his or her equity interests, and confirmed that such rights have been authorized to WFOE under each power of attorney.

The Voting Rights Proxy Agreement became effective on January 7, 2021 and will remain effective for 20 years. Such agreement can be extended if Tianyu provides its notice of extension unilaterally prior to the expiration date of this agreement. All other parties shall agree with such extension without reserve.

Power of attorney

Each of the Equity Shareholders has signed a power of attorney (the “Power of Attorney”), pursuant to which, each of the Equity Shareholders has authorized WFOE to act as his or her exclusive agent and attorney with respect to all rights of such individual as a shareholder of the VIE, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights that shareholders are entitled to under PRC laws and the Articles of Association of the VIE, including but not limited to, sale, transfer, pledge and disposition of the equity interests of the VIE; and (c) designating and appointing the legal representative, chairperson, directors, supervisors, chief executive officer and other senior management members of the VIE. The Power of Attorney has the same term as the Voting Rights Proxy Agreement.

The Powers of Attorney is irrevocable and continuously valid from the date of execution of the Powers of Attorney, so long as the Equity Shareholders are shareholders of Shengfeng Logistics.

Spousal consent letter

Each of the respective spouses of the individual Equity Shareholders has executed an additional spousal consent letter which contains terms as described below. Pursuant to the spousal consent letters, each of the respective spouse of the individual Equity Shareholders, unconditionally and irrevocably agreed that the equity interests in the VIE held by and registered in the name of his/her spouse will be disposed of pursuant to the equity pledge agreement, the exclusive call option agreement and the shareholders’ voting rights proxy agreement. The spouse agreed not to assert any rights over the equity interests in the VIE held by his/her spouse.

Based on the foregoing Contractual Arrangements, which grant Shengfeng WFOE the effective control of Shengfeng VIE and enable Shengfeng WFOE to receive all of their expected residual returns, the Company accounts for Shengfeng VIE as the VIE. Accordingly, the Company consolidates the accounts of Shengfeng VIE for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2024 and 2023 are not necessarily indicative of the results that may be expected for the full year. The information included in this unaudited condensed interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the consolidated financial statements and notes thereto included in Shengfeng’s annual financial statements for the fiscal year ended December 31, 2023 filed with the SEC on March 29, 2024, and amended on April 22, 2024.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries over which the Company exercises control and, where applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

All significant transactions and balances between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

All significant transactions and balances between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of Estimate and Assumptions

Use of Estimate and Assumptions

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include allowance for credit losses, discount rate used in operating lease right-of-use assets and valuation allowance for deferred tax asset. Actual results could differ from these estimates.

Variable Interest Entities

Variable Interest Entities

The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for the VIE and its respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE.

The Company is considered the primary beneficiary of a VIE or its subsidiaries if the Company had variable interests, that will absorb the entity’s expected losses, receive the entity’s expected residual returns, or both.

The Company’s total assets and liabilities presented in the accompanying unaudited condensed consolidated financial statements represent substantially all of the total assets and liabilities of the VIE because the other entities in the consolidation are non-operating holding entities with nominal assets and liabilities. The following financial statement amounts and balances of the VIE were included in the accompanying unaudited condensed unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, and unaudited condensed consolidated statements of income and comprehensive income for the six months ended June 30, 2024 and 2023, respectively:

	As of	As of
	June 30, 2024	December 31, 2023
Assets

Current Assets:
Cash and cash equivalents	$10,913	$21,645
Restricted cash	3,526	2,568
Notes receivable	5,763	5,525
Accounts receivable, net	105,359	97,006
Due from related parties	41	41
Prepayments and other current assets, net	30,019	20,109
Total Current Assets	155,621	146,894

Property and equipment, net	40,729	38,265
Intangible assets, net	11,777	12,160
Operating lease right-of-use assets, net	15,736	17,918
Long-term investments	1,898	8,831
Deposit for investment	10,664	8,471
Deferred tax assets	5,292	6,219
Other non-current assets	15,864	11,191
Total Assets	$257,581	$249,949

Liabilities and Equity

Current Liabilities
Notes payable	$10,524	$8,471
Accounts payable	58,525	62,628
Short-term bank loans	35,907	36,130
Due to related parties	1,751	1,704
Salary and welfare payables	2,286	4,582
Accrued expenses and other current liabilities	5,982	5,524
Operating lease liabilities, current	5,494	6,315
Tax payables	3,146	2,249
Total Current Liabilities	123,615	127,603

Long-term bank loans	9,160	—
Operating lease liabilities, non-current	9,475	10,831
Deferred tax liabilities	3,531	4,229
Other non-current liabilities	1,768	1,997
Total Liabilities	147,549	144,660

Net assets	$110,032	$105,289
	For the Six Months Ended June 30,
	2024	2023
Total revenues	$224,427	$184,955
Cost of revenues	$(204,666)	$(162,175)
Income from operations	$5,962	$8,776
Net income	$4,434	$6,674

Foreign currencies translation and transaction

Foreign currencies translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in mainland China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Monetary assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $8,046 and $7,366 as of June 30, 2024 and December 31, 2023, respectively. The balance sheet amounts, with the exception of shareholders’ equity, at June 30, 2024 and December 31, 2023 were translated at RMB7.1268 and RMB7.0827, respectively. The shareholders’ equity accounts were stated at their historical rates. The average translation rates applied to the statements of income accounts for the six months ended June 30, 2024 and 2023 were RMB7.1051, RMB6.9291 to $1.00 respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets.

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, prepayments and other current assets, due from related parties, accounts payable, due to related parties short-term bank loans, salary and welfare payables, accrued expenses and other current liabilities, current operating lease liabilities and taxes payable, approximates their recorded values due to their short-term maturities. The carrying value of long-term lease liabilities approximated its fair value as of June 30, 2024 and December 31, 2023 as the interest rates applied reflect the current market yield for comparable financial instruments.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. On January 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. The allowance for credit losses was approximately $3.1 million and $3.3 million as of June 30, 2024 and December 31, 2023, respectively.

Notes payable

Notes payable

Notes payable represents trade accounts payable due to various suppliers where the Company’s banks have guaranteed the payment. The notes are non-interest bearing and normally paid within three to twelve months. The Company shall keep sufficient cash in designated bank accounts or notes receivable pledged to the bank as security for payment processing.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company generates revenues from providing transportation services and warehouse storage management services. No practical expedients were used when adopting ASC 606. Revenue recognition policies for each type of revenue stream are as follows:

Transportation services

The Company derives its transportation service revenue by providing logistic services based on customers’ orders. The Transportation service is considered a performance obligation as the customer can only obtain benefits when the goods are delivered to the destination. The transaction price is predetermined according to the distance of the transportation as well as the volume of the goods. Generally, the credit term is within two months. There is no other obligation in our contracts, such as return, refund or warranties. Revenue is recognized at the point in time when delivery of goods is made and the customer has accepted delivery.

Warehouse storage management services

The Company derives revenue from the warehouse storage management service provided to third-party companies, including handling services, security and other services. The promised services in each warehouse storage management service contract are accounted as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The consideration is predetermined in the contract according to the unit price, space and term as well as the services used with no other obligations such as return, refund or warranties. No variable considerations exist such as discounts, rebates, refunds, credits, price concession, incentive performance bonuses or penalties. Pursuant to the service agreement, the Company provides the customers with warehouse storage management service during the service period. Service fees for which are paid by such customers on a monthly basis. The revenue is recognized on a straight-line basis over the period of the warehouse storage management service term, as customers simultaneously receive and consume the benefits of these services throughout the service period.

Principal and Agent Considerations

In the Company’s transportation business, the Company utilizes independent contractors and third-party carriers in the performances of some transportation services as and when needed. U.S. GAAP requires us to evaluate, using a control model, whether the Company itself promises to provide services to the customers (as a principal) or to arrange for services to be provided by another party (as an agent). Based on the Company’s evaluation using a control model, the Company determined that in all of its major business activities, it serves as a principal rather than an agent within their revenue arrangements. Revenue and the associated purchased transportation costs are both reported on a gross basis within the consolidated statements of income and comprehensive income.

Contract costs

Contract costs include contract acquisition costs and contract fulfillment costs which are all recorded within prepayments, deposits, and other assets in the consolidated balance sheets.

Contract acquisition costs consist of incremental costs incurred by the Company to originate contracts with customers. Contract acquisition costs, which generally include costs that are only incurred as a result of obtaining a contract, are capitalized when the incremental costs are expected to be recovered over the contract period. All other costs incurred regardless of obtaining a contract are expensed as incurred. Contract acquisition costs are amortized over the period the costs are expected to contribute directly or indirectly to future cash flows, which is generally over the contract term, on a basis consistent with the transfer of goods or services to the customer to which the costs relate. Contract fulfillments costs consist of costs incurred by the Company to fulfill a contract with a customer and are capitalized when the costs generate or enhance resources that will be used in satisfying future performance obligations of the contract and the costs are expected to be recovered. Capitalized contract fulfillment costs generally include contracted services, direct labor, materials, and allocable overhead directly related to resources required to fulfill the contract. Contract fulfillment costs are recognized in cost of revenue during the period that the related costs are expected to contribute directly or indirectly to future cash flows, which is generally over the contract term, on a basis consistent with the transfer of goods or services to the customer to which the costs are related. There were no contract acquisition costs and fulfillment costs as of June 30, 2024 and December 31, 2023.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before a payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are subject to impairment assessment.

Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Company transfers the related services. Contract liabilities are recognized as revenue when the Company performs under the contract. Revenue recognized that was included in contract liabilities at the beginning of the year was approximately $0.7 million and $0.9 million for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, contract liabilities amounted to approximately $1.2 million and $1.0 million, respectively, were included in “accrued expenses and other current liabilities.”

Disaggregated information of revenues by services:

	For the Six Months Ended June 30,
	2024	2023

Revenues:
Transportation	$217,450	$173,989
Warehouse storage management service	8,274	9,315
Others	1,407	1,667
Total revenues	$227,131	$184,971

As of June 30, 2024 and December 31, 2023, the Company had outstanding contracts for providing transportation and warehouse management services amounting to approximately $1.0 million and $0.9 million, all of which is expected to be completed within 12 months from June 30, 2024 and December 31, 2023, respectively.

The Company’s operations are primarily based in the PRC, where the Company derived a substantial portion of revenues. Disaggregated information of revenues by geographic locations are as follows:

	For the Six Months Ended June 30,
	2024	2023

Fujian	$160,940	$115,246
Beijing	13,690	14,189
Zhejiang	8,807	7,646
Guangdong	6,743	6,724
Shandong	6,010	7,410
Others	30,941	33,756
Total	$227,131	$184,971

Leases

Leases

The Company has elected the package of practical expedients permitted which allows the Company not to reassess the following at the adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and equipment, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contains a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s consolidated balance sheets. Please refer to Note 8 for the disclosures regarding the Company’s method of adoption of ASC 842 and the impacts of adoption on its financial position, results of operations and cash flows.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended June 30, 2024 and 2023. All of the tax returns of the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Risks and Concentration

Risks and Concentration

a)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s interest rate risk arises primarily from bank loans. Bank loans issued at variable rates and fixed rates expose the Company to cash flow interest rate risk and fair value interest rate risk respectively.

b)	Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2024 and December 31, 2023, approximately $14.7 million and $29.3 million were deposited with financial institutions located in the PRC, respectively, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not covered by deposit insurance were approximately $12.6 million and $26.4 million as of June 30, 2024 and December 31, 2023, respectively.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at the exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Shengfeng WFOE and its subsidiaries, Shengfeng VIE and its subsidiaries (collectively “Shengfeng PRC entities”), the functional currency is the RMB, and the Company’s unaudited condensed consolidated financial statements are presented in U.S. dollars. The RMB depreciated by 1.70% in the year ended December 31, 2023 and further depreciated by 0.62% in the six months ended June 30, 2024. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect its financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

c)	Concentration of customers and suppliers

Substantially all revenue was derived from customers located in China. There are no customers from whom revenue individually represented greater than 10% of the total revenue of the Company in any of the periods presented.

For the six months ended June 30, 2024, Fujian Jinwang Yuntong Logistics Technology Co., Ltd. contributed approximately 27.5% of total cost of revenues of the Company. For the six months ended June 30, 2023, Fujian Jinwang Yuntong Logistics Technology Co., Ltd. contributed approximately 28.8% of total cost of revenues of the Company.

As of June 30, 2024 and December 31, 2023, no customers accounted more than 10% of the accounts receivable.

As of June 30, 2024, no supplier contributed more than 10% of total accounts payable balances. As of December 31, 2023, Fujian Jinwang Yuntong Logistics Technology Co., Ltd., contributed approximately 13.7% of total accounts payable balances.

d)	The VIE risk

Under the Contractual Agreements with the consolidated the VIE, the Company has the power to direct activities of the consolidated the VIE and the VIE’s subsidiaries through the Company’s PRC subsidiary, and can have assets transferred freely out of the consolidated the VIE and the VIE’s subsidiaries without restrictions. Therefore, the Company considers that there is no asset of the consolidated the VIE that can only be used to settle obligations of the respective consolidated the VIE, except for the registered capital of the consolidated the VIE amounting to approximately $27.2 million as of June 30, 2024 and December 31, 2023. Since the consolidated the VIE and the VIE’s subsidiaries are incorporated as limited liability companies under the PRC Law, creditors of the consolidated the VIE and the VIE’s subsidiaries do not have recourse to the general credit of the Company.

The Company believes that the Company’s PRC subsidiary’s Contractual Arrangements with the consolidated the VIE and the Equity Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Arrangements.

In addition, if the current structure or any of the Contractual Arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include, but not limited to, cancellation or revocation of the Company’s business and operating licenses and being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIE, which may result in deconsolidation of the VIE.

Contingencies

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. As an emerging growth company, the standard is effective for the Company for the year ended December 31, 2025. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

On November 27, 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements. Main provisions include: (1) significant segment expenses—public entities are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss; (2) other segment items—public entities are required to disclose other segment items by reportable segment. Such a disclosure would constitute the difference between reported segment revenues less the significant segment expenses (disclosed) less reported segment profit or loss; (3) multiple measures of a segment’s profit or loss—public entities may disclose more than one measure of segment profit or loss used by the CODM, provided that at least one of the reported measures includes the segment profit or loss measure that is most consistent with GAAP measurement principles; (4) CODM-related disclosures—disclosure of the CODM’s title and position is required on an annual basis, as well as an explanation of how the CODM uses the reported measure(s) and other disclosures. (5) entities with a single reportable segment—public entities must apply all of the ASU’s disclosure requirements, as well as all existing segment disclosure and reconciliation requirements in ASC 280; (6) recasting of prior-period segment information to conform to current-period segment information—recasting is required if segment information regularly provided to the CODM is changed in a manner that causes the identification of significant segment expenses to change. The amendments in ASU 2023-07 are effective for all public entities for fiscal years beginning after December 15, 2023. Early adoption is permitted. A public entity should apply the amendments in this update retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.